27. Segment information (Details - By Product) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue from External Customer [Line Items]
Revenue	$ 127,465	$ 140,199	$ 190,510
PV Solar System [Member]
Revenue from External Customer [Line Items]
Revenue	6,042	14,914	77,438
EPC Revenue [Member]
Revenue from External Customer [Line Items]
Revenue	0	13,493	48,014
PV Solar Components [Member]
Revenue from External Customer [Line Items]
Revenue	113,930	90,108	41,623
Electricity Revenue with PPA's [Member]
Revenue from External Customer [Line Items]
Revenue	5,875	16,022	16,226
Predevelopment Project Sales [Member]
Revenue from External Customer [Line Items]
Revenue	0	0
Financial Services Revenue [Member]
Revenue from External Customer [Line Items]
Revenue	695	1,275	1,486
Other Services [Member]
Revenue from External Customer [Line Items]
Revenue	$ 923	$ 1,275	$ 1,178